Earnings per Share (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Numerator:
Net income	$ 38,072	$ 16,643	$ 68,414	$ 25,050
Denominator (number of shares in thousands):
Basic and diluted weighted average ordinary shares outstanding	109,785	109,669	109,785	109,669